Income Tax Expense (Principal Components Of Income Tax Expense (Benefit) From Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Federal, Current	$ 10,723	$ 11,144	$ 9,667
Federal, Deferred	2,942	2,954	4,672
State and local, Current	896	1,372	1,801
State and local, Deferred	642	309	464
Foreign, Current	2,033	1,863	3,049
Foreign, Deferred	1,099	(234)	(2,731)
Total	$ 18,335	$ 17,408	$ 16,922